Debt issued designated at fair value (Detail 2) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 66,809		$ 57,031
UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	217		0
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	65,668		55,370
UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,368		11,807
UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	55,299		43,562
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	924		1,662
Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	520		1,230
Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	404		431
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		25,345
2020 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2020 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	25,195
2020 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,648
2020 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	21,547
2020 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	150
2020 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	48
2020 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	102
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,661
2021 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	12,526
2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,778
2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,748
2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	134
2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	92
2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	43
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		4,394
2022 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,190
2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	755
2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,435
2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	203
2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6
2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	197
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,924
2023 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,897
2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	288
2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,608
2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	27
2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	27
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,624
2024 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,624
2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	334
2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,290
2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,840
2025-2029 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2025-2029 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,495
2025-2029 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	386
2025-2029 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,109
2025-2029 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	345
2025-2029 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	345
2025-2029 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,021
Thereafter | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	217
Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,740
Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,178
Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,562
Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	64
Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	29
Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	35
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		66,592		57,031
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		65,668	[2]	55,370
UBS AG | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,368	[2]	11,807
UBS AG | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		55,299	[2]	43,562
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	924
UBS AG | Other subsidiaries | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total				1,662
UBS AG | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		520	[3]	1,230
UBS AG | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		404	[3]	$ 431
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		25,345
UBS AG | 2020 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	25,195
UBS AG | 2020 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,648
UBS AG | 2020 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	21,547
UBS AG | 2020 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	150
UBS AG | 2020 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	48
UBS AG | 2020 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	102
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,661
UBS AG | 2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	12,526
UBS AG | 2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,778
UBS AG | 2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,748
UBS AG | 2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	134
UBS AG | 2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	92
UBS AG | 2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	43
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		4,394
UBS AG | 2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,190
UBS AG | 2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	755
UBS AG | 2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,435
UBS AG | 2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	203
UBS AG | 2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6
UBS AG | 2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	197
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,924
UBS AG | 2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,897
UBS AG | 2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	288
UBS AG | 2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,608
UBS AG | 2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	27
UBS AG | 2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	27
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,624
UBS AG | 2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,624
UBS AG | 2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	334
UBS AG | 2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,290
UBS AG | 2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,840
UBS AG | 2025-2029 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,495
UBS AG | 2025-2029 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	386
UBS AG | 2025-2029 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,109
UBS AG | 2025-2029 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	345
UBS AG | 2025-2029 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	345
UBS AG | 2025-2029 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,804
UBS AG | Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,740
UBS AG | Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,178
UBS AG | Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,562
UBS AG | Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	64
UBS AG | Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	29
UBS AG | Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	$ 35

[1]	Comprises instruments issued by the legal entity UBS Group AG
[2]	Comprises instruments issued by the legal entity UBS AG.
[3]	Comprises instruments issued by subsidiaries of UBS AG.